Related party transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 10, 2019	Apr. 07, 2016
Disclosure of transactions between related parties [line items]
Interest expense	$ 72,527	$ 770,404	$ 589,277
Financing expense	0	0	85,420
Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Convertible debentures				$ 9,500,000
Convertible note [Member]
Disclosure of transactions between related parties [line items]
Convertible debentures					$ 2,000,000
Officers [Member]
Disclosure of transactions between related parties [line items]
Office space rental	0	4,584	75,006
Management fee expense	2,834	2,241	1,181
Amounts payable, related party transactions	522	75	11
Management fee income	3,931	7,709	14,197
Amounts receivable, related party transactions	0	437	1,785
Directors and officers [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Convertible debentures				$ 2,000,000
Interest payment	0	126,803	0
Large Scale [Member] | Loan [Member]
Disclosure of transactions between related parties [line items]
Interest expense	0	0	60,756
Large Scale [Member] | Convertible note [Member]
Disclosure of transactions between related parties [line items]
Interest expense	0	0	56,502
Merit Functional Foods Corporation [Member]
Disclosure of transactions between related parties [line items]
Professional fees expense	9,415	10,720
Management fee income	110,504	334,760	350,014
Loan amount		6,500,000
Merit Functional Foods Corporation [Member] | Loan Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan amount	6,500,000
Interest income	0	120,205	0
Interest receivable
2019 Rights Offering [Member] | Dr. Yap [Member]
Disclosure of transactions between related parties [line items]
Financing expense			$ 85,420
2019 Rights Offering [Member] | Dr. Yap [Member] | Top of range [Member]
Disclosure of transactions between related parties [line items]
Warrant or right exercise price of warrants issued			$ 0.69
2019 Rights Offering [Member] | Dr. Yap [Member] | Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Warrant or right exercise price of warrants issued			$ 0.45